Shareholders’ Equity (Deficit) (Details) - USD ($) $ / shares in Units, $ in Thousands									3 Months Ended			6 Months Ended		12 Months Ended
	May 06, 2024	Jan. 04, 2024	Dec. 31, 2023	May 11, 2023	May 05, 2023	Mar. 31, 2023	Mar. 29, 2023	May 05, 2022	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)												$ 6,052
Placement fees and other offering expenses (in Dollars)							$ 362
Underwriting commissions and other offering expenses (in Dollars)						$ 665					$ 665
Number of Authorized Shares to Cover Pre Funded Warrants												167,115
Fair value liability (in Dollars)												$ 2,106
Authorized share capital					60,000,000
Classification of pre-funded warrants to Equity (in Dollars)					$ 1,905					$ 1,905			$ 1,905	$ 1,905
Financial expenses (in Dollars)					$ 201								$ 201
Net of issuance cost (in Dollars)		$ 14,999
Gross proceeds (in Dollars)		$ 18,542
Fair value warrant price per share (in Dollars per share)												$ 4.52
Number of option	2,000,000		254,436									1,439,705		254,436
Available for future grants												1,199,975
Stock option exercise price											23.07
Total amount (in Dollars)									$ 562
Vested option amount (in Dollars)									$ 307
Vested option amount (in Dollars)
Unrecognized compensation costs (in Dollars)												$ 6,305
Weighted average remaining contractual term			8 years 2 months 26 days									9 years 6 months 7 days
Overall alpha level up percentage	5.00%
Pre Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Price per Share (in Dollars per share)							$ 12.6
Consideration received (in Dollars)							$ 3,987
Definitive Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Number of share issued		3,143,693
Warrants to purchase		3,371,312
Warrants expire		2 years
Definitive Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)		$ 0.0001
Warrants to purchase		227,619
Maximum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital					107,800,000
Number of option	2,312,403
Maximum [Member] | Pre Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Number of shares issued							345,238
Minimum [Member]
Shareholders’ Equity [Line Items]
Authorized share capital					47,800,000
Number of option	312,403
2012 Share Option Plan [Member]
Shareholders’ Equity [Line Items]
Number of options											67,385
Option [Member]
Shareholders’ Equity [Line Items]
Available for future grants												867,124
Weighted average remaining contractual term												3 years 25 days
Milestone-Based Options [Member]
Shareholders’ Equity [Line Items]
Average exercise price (in Dollars per share)	$ 4.64
Definitive Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Price per Share (in Dollars per share)		$ 4.81
Board of Directors [Member]
Shareholders’ Equity [Line Items]
Number of options								17,417
Total amount (in Dollars)								$ 63
Vested option amount (in Dollars)								$ 50
Share options granted	280,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Cashless exercise of pre-funded warrants				345,151
Private Placement [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)		$ 5.5					$ 0.003
IPO [Member]
Shareholders’ Equity [Line Items]
Price per Share (in Dollars per share)						$ 12.6					$ 12.6
Number of share issued						561,967
Additional gross proceeds (in Dollars)						$ 6,415
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Number of share issued						73,300